Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of condensed financial information of the Company's equity investments

	For the year ended December 31,
	2015	2016
	RMB	RMB
Operating data:
Revenue	9,937,684	37,129,877
Gross profit	2,935,620	4,829,800
Loss from operations	(1,592,094)	(3,138,278)
Net loss	(1,572,381)	(3,376,144)
Net loss attributable to shareholder	(1,597,903)	(3,736,188)

	As of December 31,
	2015	2016
	RMB	RMB
Balance sheet data:
Current assets	13,606,870	47,159,053
Non-current assets	6,838,075	26,252,671
Current liabilities	6,518,096	27,108,229
Non-current liabilities	146,008	4,559,231
Redeemable stock	—	4,795,473
Non-controlling interests	1,714,021	4,072,998

Yonghui Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	As of August 11, 2016	As of December 31, 2016
	RMB	RMB

Carrying value of investment in Yonghui	4,234,929	4,234,845
Proportionate share of Yonghui’s net tangible and intangible assets	1,869,905	1,877,196

Excess of carrying value of the investment over proportionate share of Yonghui’s net tangible and intangible assets	2,365,024	2,357,649

The excess of carrying value has been primarily assigned to:
Goodwill	1,270,190	1,270,190
Amortizable intangible assets (*)	1,459,779	1,449,946
Deferred tax liabilities	(364,945)	(362,487)

	2,365,024	2,357,649

Cumulative losses in equity interest in Yonghui	—	(84)

(*) Weighted average life of the intangible assets not included in Yonghui’s consolidated financial statements was 18 years.

Bitauto Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	As of February 16, 2015	As of December 31, 2015	As of December 31, 2016
	RMB	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,881,194	2,386,118
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,141,053	2,492,056

Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	740,141	(105,938)

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	260,619	—
Amortizable intangible assets (**)	707,758	639,362	(105,938)
Deferred tax liabilities	(176,939)	(159,840)	—

	3,377,079	740,141	(105,938)

Cumulative losses in equity interest in Bitauto	—	(2,614,994)	(3,439,045)

(*) In the fourth quarter of 2015 and 2016, the Group conducted an impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB2,585,641 and RMB672,886 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of December 31, 2015 and 2016, respectively.

(**) Weighted average life of the intangible assets not included in Bitauto’s consolidated financial statements was 5 years.

Dada Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	As of	As of
	April 26, 2016	December 31, 2016
	RMB	RMB

Carrying value of investment in Dada’s ordinary shares	2,164,050	1,443,239
Proportionate share of Dada’s net tangible assets, liabilities and intangible assets	424,140	(290,365)

Excess of carrying value of the investment over proportionate share of Dada’s net tangible and intangible assets	1,739,910	1,733,604

The excess of carrying value has been primarily assigned to:
Goodwill	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	170,284
Deferred tax liabilities	(44,673)	(42,571)

	1,739,910	1,733,604

Cumulative losses in equity interest in Dada	—	(720,811)

(*) Weighted average life of the intangible assets not included in Dada’s consolidated financial statements was 9 years.

Schedule of the estimated fair value of the assets/investments received
As of
April 26, 2016
RMB

Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

Tuniu Group
Schedule of excess of carrying value of investment proportionate share of investees' net tangible and intangible assets

	As of	As of	As of
	May 22, 2015	December 31, 2015	December 31, 2016
	RMB	RMB	RMB

Carrying value of investment in Tuniu (*)	2,494,145	2,343,301	1,198,405
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	878,668	1,006,763

Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	1,464,633	191,642

The excess of carrying value has been primarily assigned to:
Goodwill (*)	1,212,149	1,212,149	23,899
Amortizable intangible assets (**)	356,933	336,645	223,657
Deferred tax liabilities	(89,233)	(84,161)	(55,914)

	1,479,849	1,464,633	191,642

Cumulative gains/(losses) in equity interest in Tuniu	—	(150,844)	(1,295,740)

(*) In the second quarter of 2016, the Group conducted an impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB721,501 to write down the carrying value of its investment in Tuniu to its then fair value of RMB1,454,578, based on the quoted closing price of Tuniu as of June 30, 2016.

(**) Weighted average life of the intangible assets not included in Tuniu’s financial statements was 8 years.